SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

18) SUPPLEMENTAL CASH FLOW INFORMATION

a) Changes in Non-Cash Operating Working Capital

($ thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Accounts receivable	$112,041	$8,493	$(45,385)
Other assets	(5,611)	4,475	(3,026)
Accounts payable	(515)	(11,005)	44,952
	$105,915	$1,963	$(3,459)

b) Changes in Other Non-Cash Working Capital

($ thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Non-cash financing activities(1)	$8	$(178)	$(26)
Non-cash investing activities(2)	$(37,509)	$17,682	$(3,753)
(1)	Relates to changes in dividends payable and included in dividends on the Consolidated Statements of Cash Flows.
(2)	Relates to changes in accounts payable for capital and office expenditures and included in capital and office expenditures on the Consolidated Statements of Cash Flows.

c) Other

($ thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Income taxes paid/(received)	$(58,361)	$(71,890)	$(481)
Interest paid	$28,758	$33,991	$36,161